RELATIONSHIP WITH MAJOR CUSTOMER	12 Months Ended
Dec. 31, 2013
Relationship with Major Customer Disclosure [Abstract]
Relationship With Major Customer
RELATIONSHIP WITH MAJOR CUSTOMER
Host Hotels & Resorts, Inc., formerly known as Host Marriott Corporation, and its affiliates (“Host”) owned or leased 66 lodging properties at year-end 2013 and 124 lodging properties at year-end 2012 that we operated under long-term agreements. Over the last three years, we recognized revenues of $1,957 million in 2013, $2,226 million in 2012, and $2,210 million in 2011 from those lodging properties, and included those revenues in our North American Full-Service, North American Limited-Service, and International segments.

Host is also a partner in certain unconsolidated partnerships that own lodging properties that we operate under long-term agreements. Host was affiliated with ten such properties at year-end 2013, ten such properties at year-end 2012, and five such properties at year-end 2011. We recognized revenues of $87 million in 2013, $75 million in 2012, and $59 million in 2011 from those lodging properties, and included those revenues in our North American Full-Service and International segments.